Organization and Description of Business (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 01, 2018	Aug. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jun. 25, 2019
Organization and Description of Business (Details) [Line Items]
Converted per share (in Dollars per share)							$ 0.25
Goodwill (in Dollars)		$ 5,810,640	$ 7,529,875		$ 7,529,875	$ 1,719,235
Potential shares of common stock (in Shares)			141,830	141,830	141,830	70,000
Derivative liability (in Dollars)						$ 928,774
Three Customers [Member] | Revenue Benchmark [Member]
Organization and Description of Business (Details) [Line Items]
Concentration risk percentage						100.00%
Two Customer [Member]
Organization and Description of Business (Details) [Line Items]
Concentration risk percentage					67.00%
Two Customer [Member] | Accounts Receivable [Member]
Organization and Description of Business (Details) [Line Items]
Concentration risk percentage					13.00%	100.00%
One Customer [Member] | Revenue Benchmark [Member]
Organization and Description of Business (Details) [Line Items]
Concentration risk percentage					62.00%
4P Therapeutics LLC [Member]
Organization and Description of Business (Details) [Line Items]
Description of acquired entity	the Company acquired 4P Therapeutics LLC (“4P Therapeutics”) for $2,250,000, consisting of 250,000 shares of common stock, valued at $1,850,000, and $400,000, and a royalty of 6% on all revenue generated by the Company from the abuse deterrent intellectual property that had been developed by 4P Therapeutics payable to the former owner of 4P Therapeutics. The former owner of 4P Therapeutics has been a director of the Company since April 2018, when the Company entered into an agreement to acquire 4P Therapeutics.
Active Intelligence LLC [Member]
Organization and Description of Business (Details) [Line Items]
Acquired percentage		100.00%
Minimum [Member]
Organization and Description of Business (Details) [Line Items]
Property plant and equipment useful life					3 years
Maximum [Member]
Organization and Description of Business (Details) [Line Items]
Property plant and equipment useful life					10 years